SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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             AMERICAN GENERAL LIFE INSURANCE COMPANY
                   VARIABLE SEPARATE ACCOUNT
    Polaris Retirement Protector Variable Annuity dated May 1, 2015
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     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   FS VARIABLE SEPARATE ACCOUNT
       Polaris Retirement Protector Variable Annuity dated May 1, 2015
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The following replaces the chart under "Are there investment requirements if
I elect Polaris Income Plus?" in the Investment Requirements for the Polaris Income Plus Income Option with Dynamic Allocation section of the prospectus for contracts issued on or after September 21, 2015:

If you elect the Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with A, B, C, D or E:

--  ------------------------  ----------------------------------------------
A   20% Secure Value Account  40% SunAmerica Dynamic Allocation Portfolio;
                              and 40% SunAmerica Dynamic Strategy Portfolio
--  ------------------------  ----------------------------------------------
B   20% Secure Value Account  30% SunAmerica Dynamic Allocation Portfolio;
                              30% SunAmerica Dynamic Strategy Portfolio;
                              6% VCP Managed Asset Allocation SAST Portfolio;
                              7%  VCP Total Return Balanced Portfolio; and
                              7%  VCP Value Portfolio
--  ------------------------  ----------------------------------------------
C   20% Secure Value Account  16% SunAmerica Dynamic Allocation Portfolio;
                              16% SunAmerica Dynamic Strategy Portfolio;
                              16% VCP Managed Asset Allocation SAST Portfolio;
                              16%  VCP Total Return Balanced Portfolio; and
                              16%  VCP Value Portfolio
--  ------------------------  -----------------------------------------------
D   20% Secure Value Account  20% SunAmerica Dynamic Allocation Portfolio;
                              20% VCP Managed Asset Allocation SAST Portfolio;
                              20% VCP Total Return Balanced Portfolio; and
                              20% VCP Value Portfolio
-- -------------------------  -----------------------------------------------
E  20% Secure Value Account   Up to 80% in one or more of the following
                              Variable Portfolios, except as otherwise noted:
                              Cash Management
                              Corporate Bond
                              Global Bond
                              Government and Quality Bond
                              Real Return
                              SA JPMorgan MFS Core Bond
                              SunAmerica Dynamic Allocation Portfolio
                              SunAmerica Dynamic Strategy Portfolio
                              VCP Managed Asset Allocation SAST Portfolio*
                              VCP Total Return Balanced Portfolio*
                              VCP Value Portfolio*

                             *You may invest up to a maximum of 50% in each of these Variable Portfolios.
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Dated:  September 21, 2015

             Please keep this Supplement with your Prospectus